CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock ATLASCLEAR, INC	Common Stock Pacsquare	Common Stock	Additional Paid-in Capital ATLASCLEAR, INC	Additional Paid-in Capital Pacsquare	Additional Paid-in Capital	Accumulated Deficit	ATLASCLEAR, INC	Pacsquare	Total
Beginning balance at Dec. 31, 2021			$ 503				$ (13,885,707)			$ (13,885,204)
Beginning balance (in shares) at Dec. 31, 2021			5,031,250
Accretion of Common Stock subject to Possible Redemption							(2,170,202)			(2,170,202)
Net income (loss)							11,045,567			11,045,567
Ending balance at Dec. 31, 2022			$ 503				(5,010,342)			$ (5,009,839)
Ending balance (in shares) at Dec. 31, 2022			5,031,250							5,031,250
Net income (loss)										$ 677,930
Ending balance at Jun. 30, 2023			$ 503				(7,914,849)			(7,914,346)
Ending balance (in shares) at Jun. 30, 2023			5,031,250
Beginning balance at Dec. 31, 2022			$ 503				(5,010,342)			$ (5,009,839)
Beginning balance (in shares) at Dec. 31, 2022			5,031,250							5,031,250
Excise taxes related to redemptions							(1,528,101)			$ (1,528,101)
Cancellation of admin fees						$ 120,000				120,000
Fair value of non-redemption agreement liability at issuance							(1,881,440)			(1,881,440)
Accretion of Common Stock subject to Possible Redemption						(120,000)	(3,888,446)			(4,008,446)
Net income (loss)							794,950			794,950
Ending balance at Dec. 31, 2023			$ 503				(11,513,379)			$ (11,512,876)
Ending balance (in shares) at Dec. 31, 2023			5,031,250							5,031,250
Beginning balance at Jun. 30, 2023			$ 503				(7,914,849)			$ (7,914,346)
Beginning balance (in shares) at Jun. 30, 2023			5,031,250
Excise taxes related to redemptions							(42,865)			(42,865)
Fair value of non-redemption agreement liability at issuance							(1,881,440)			(1,881,440)
Accretion of Common Stock subject to Possible Redemption							(1,020,680)			(1,020,680)
Net income (loss)							(255,978)			(255,978)
Ending balance at Sep. 30, 2023			$ 503				(11,115,812)			(11,115,309)
Ending balance (in shares) at Sep. 30, 2023			5,031,250
Beginning balance at Dec. 31, 2023			$ 503				(11,513,379)			$ (11,512,876)
Beginning balance (in shares) at Dec. 31, 2023			5,031,250							5,031,250
Common stock no longer subject to redemption			$ 11			1,195,555				$ 1,195,566
Common stock no longer subject to redemption (in shares)			109,499
Common stock issued to settled vendor obligations			$ 35			1,459,941				1,459,976
Common stock issued to for consulting services (in shares)			353,198
Stock Compensation Expense - Founder Shares transferred at closing						1,462,650				1,462,650
Founder Shares transferred at closing to non-redemption agreement holders						1,606,279				1,606,279
Founder Shares transferred at closing as consideration for Wilson Davis Acquisition						6,000,000				6,000,000
Founder Shares and warrants transferred to Secured convertible note holders						1,250,698				1,250,698
Shares issued to settle related party advances and promissory notes, net of deemed dividend			$ 200			19,999,800	(15,422,431)			$ 4,577,569
Shares issued to settle related party advances and promissory notes, net of deemed dividend (in shares)			2,000,000
Shares issued as purchase consideration for the assets	$ 445	$ 33		$ 44,399,555	$ 1,141,467			$ 44,400,000	$ 1,141,500
Shares issued as purchase consideration for the assets (in shares)	4,440,000	336,000						4,440,000		4,400,000
Earnout shares granted as purchase consideration for the assets of AtlasClear, Inc.				$ 31,347,000				$ 31,347,000
Shares issued as deposit for the Commercial Bank acquisition			$ 4			91,196				$ 91,200
Shares issued as deposit for the Commercial Bank acquisition (in shares)			40,000
Shares issued as settlement of accrued interest			$ 15			210,535				210,550
Shares issued as settlement of accrued interest (in shares)			145,210
Excise taxes related to redemptions							(539,471)			(539,471)
Accretion of Common Stock subject to Possible Redemption							(592,577)			(592,577)
Net income (loss)							(120,206,947)			(120,206,947)
Ending balance at Jun. 30, 2024			$ 1,246			110,164,676	(148,274,805)			$ (38,108,883)
Ending balance (in shares) at Jun. 30, 2024			12,455,157							12,455,157
Common stock issued to settled vendor obligations			$ 1			2,577				$ 2,578
Common stock issued to for consulting services (in shares)			12,000
Shares issued as purchase consideration for the assets		$ 50			$ 122,250				$ 122,300
Shares issued as purchase consideration for the assets (in shares)		500,000
Shares issued as deposit for the Commercial Bank acquisition (in shares)										1,234,990
Net income (loss)							10,748,033			$ 10,748,033
Ending balance at Sep. 30, 2024			$ 2,225			$ 114,517,131	$ (137,526,772)			$ (23,162,035)
Ending balance (in shares) at Sep. 30, 2024			22,245,698							22,245,698